PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited)
1
Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .4%
Australia : 1 .6%
8,483
Computershare Ltd.
$ 210,202
0 .1
148,665
Medibank Pvt Ltd.
512,009
0 .3
211,863
Scentre Group
582,054
0 .4
139,503
Telstra Group Ltd.
522,317
0 .3
77,644
Transurban Group
835,082
0 .5
2,661,664
1 .6
Canada : 4 .2%
17,196
Bank of Nova Scotia
1,379,771
0 .8
26,963  Canadian Natural
Resources Ltd.
1,226,258
0 .8
4,499  Canadian Tire Corp. Ltd.
- Class A
577,284
0 .4
10,202  CCL Industries, Inc. -
Class B
658,895
0 .4
18,430
Keyera Corp.
764,525
0 .5
5,980
Stantec, Inc.
451,845
0 .3
18,778
Suncor Energy, Inc.
1,173,685
0 .7
4,517
Toronto-Dominion Bank
516,851
0 .3
578
WSP Global, Inc.
81,863
0.0
6,830,977
4 .2
Denmark : 0 .6%
19,443
Danske Bank A/S
1,022,722
0 .6
Finland : 0 .1%
15,238
Sampo Oyj - Class A
160,830
0 .1
France : 2 .9%
3,189
Air Liquide SA
658,795
0 .4
23,940
AXA SA
1,103,952
0 .7
9,482
BNP Paribas SA
1,022,090
0 .6
10,079
Bureau Veritas SA
304,862
0 .2
28,605
Carrefour SA
535,005
0 .4
2,692
Danone SA
191,401
0 .1
11,552
Engie SA
356,368
0 .2
1,959
Ipsen SA
357,848
0 .2
2,261
TotalEnergies SE
198,386
0 .1
4,728,707
2 .9
Germany : 1 .3%
22,282  Deutsche Telekom AG,
Reg
748,119
0 .4
12,343  Fresenius SE & Co.
KGaA
521,195
0 .3
1,917  Mercedes-Benz Group
AG
116,396
0 .1
1,110
SAP SE
200,793
0 .1
7,125
(1)
Scout24 SE
599,251
0 .4
2,185,754
1 .3
Hong Kong : 0 .9%
6,900  Hong Kong Exchanges &
Clearing Ltd.
352,314
0 .2
77,000  Power Assets Holdings
Ltd.
590,458
0 .4
402,000
(1)
WH Group Ltd.
463,922
0 .3
1,406,694
0 .9
Ireland : 0 .3%
35,763
AIB Group PLC
420,855
0 .3
Israel : 0 .3%
18,518
Bank Leumi Le-Israel BM
468,525
0 .3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy : 1 .1%
16,861
Eni SpA
$ 441,134
0 .3
84,955
Intesa Sanpaolo SpA
574,131
0 .4
17,148  Terna - Rete Elettrica
Nazionale
197,016
0 .1
6,620
UniCredit SpA
571,365
0 .3
1,783,646
1 .1
Japan : 4 .7%
44,800
Asahi Kasei Corp.
502,525
0 .3
49,000
Astellas Pharma, Inc.
697,950
0 .4
22,900  Central Japan Railway
Co.
500,882
0 .3
11,900
Daiichi Sankyo Co. Ltd.
200,284
0 .1
18,800  Daiwa House Industry
Co. Ltd.
511,595
0 .3
33,500
ENEOS Holdings, Inc.
274,487
0 .2
18,100  Japan Exchange Group,
Inc.
221,114
0 .1
20,500
Japan Tobacco, Inc.
789,698
0 .5
54,900
Kirin Holdings Co. Ltd.
934,343
0 .6
5,900
NEC Corp.
152,927
0 .1
70,900  Nippon Telegraph &
Telephone Corp.
66,520
0 .1
26,300
Nitto Denko Corp.
492,857
0 .3
3,600
ORIX Corp.
140,397
0 .1
15,600
Secom Co. Ltd.
621,982
0 .4
19,200  Suntory Beverage & Food
Ltd.
518,629
0 .3
366,100
Z Holdings Corp.
950,699
0 .6
7,576,889
4 .7
Netherlands : 1 .8%
11,147
ASR Nederland NV
834,446
0 .5
1,441
Heineken Holding NV
103,912
0 .1
536
Heineken NV
41,859
0.0
2,805
ING Groep NV
86,886
0.0
183,794
Koninklijke KPN NV
957,408
0 .6
11,362
NN Group NV
948,457
0 .6
2,972,968
1 .8
New Zealand : 0 .1%
10,399  Fisher & Paykel
Healthcare Corp. Ltd.
232,221
0 .1
Norway : 1 .0%
30,081
DNB Bank ASA
935,471
0 .6
11,721
Equinor ASA
423,710
0 .3
8,120
Mowi ASA
178,911
0 .1
2,466
Telenor ASA
40,298
0.0
1,578,390
1 .0
Puerto Rico : 0 .5%
5,784
Popular, Inc.
859,098
0 .5
Singapore : 0 .5%
51,700
Singapore Exchange Ltd.
886,327
0 .5
Spain : 1 .1%
26,126
(1)
Aena SME SA
758,075
0 .5
38,561
Repsol SA
995,655
0 .6
1,753,730
1 .1
Sweden : 0 .5%
17,103
Swedbank AB - Class A
631,526
0 .4

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
38,737
Telia Co. AB
$ 207,717
0 .1
839,243
0 .5
Switzerland : 1 .1%
8,852
ABB Ltd., Reg
946,522
0 .6
745
Galderma Group AG
157,606
0 .1
2,824
Sandoz Group AG
237,466
0 .1
3,656
SGS SA
415,523
0 .3
1,757,117
1 .1
United Kingdom : 3 .8%
428
AstraZeneca PLC
79,464
0.0
30,301
BAE Systems PLC
824,387
0 .5
60,211
Barclays PLC
367,831
0 .2
11,326  British American Tobacco
PLC
700,811
0 .4
80,500  CK Hutchison Holdings
Ltd.
724,328
0 .4
3,978
GSK PLC
100,590
0 .1
19,578
Imperial Brands PLC
709,927
0 .4
85,956
NatWest Group PLC
691,318
0 .4
541
Next PLC
95,952
0 .1
44,239  Rolls-Royce Holdings
PLC
795,936
0 .5
51,494
Sage Group PLC
582,512
0 .4
17,050
Smith & Nephew PLC
254,137
0 .2
9,518
Smiths Group PLC
314,232
0 .2
6,241,425
3 .8
United States : 69 .0%
9,840
AbbVie, Inc.
2,142,365
1 .3
1,106
Accenture PLC - Class A
206,899
0 .1
800
Acuity Brands, Inc.
244,088
0 .2
96,369
ADT, Inc.
646,636
0 .4
5,017
Allstate Corp.
1,033,954
0 .6
9,016
Ally Financial, Inc.
385,975
0 .2
2,241
Alphabet, Inc. - Class A
852,342
0 .5
19,715
Altria Group, Inc.
1,371,770
0 .8
1,423  American Electric Power
Co., Inc.
180,251
0 .1
1,412
Ameriprise Financial, Inc.
629,343
0 .4
3,352  AmerisourceBergen
Corp.
902,895
0 .6
3,972
AMETEK, Inc.
897,076
0 .6
443
Aon PLC - Class A
140,015
0 .1
1,312
Applied Materials, Inc.
590,479
0 .4
6,053
AptarGroup, Inc.
701,240
0 .4
3,590
Assurant, Inc.
893,443
0 .6
888  Automatic Data
Processing, Inc.
196,994
0 .1
10,008
Avnet, Inc.
869,995
0 .5
9,113
Axis Capital Holdings Ltd.
865,097
0 .5
3,567  Bank of New York Mellon
Corp.
497,347
0 .3
2,675
Booking Holdings, Inc.
447,875
0 .3
21,119
Bristol-Myers Squibb Co.
1,207,584
0 .7
25,166  Brixmor Property Group,
Inc.
769,073
0 .5
6,346  Broadridge Financial
Solutions, Inc.
975,507
0 .6
4,756
Cardinal Health, Inc.
935,981
0 .6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
2,884  Cboe Global Markets,
Inc.
$ 961,987
0 .6
6,724
Charles Schwab Corp.
587,341
0 .4
156  Chesapeake Energy
Corp.
14,505
0.0
1,016
Chord Energy Corp.
133,980
0 .1
3,785
Cigna Group
1,049,959
0 .6
5,560
Cintas Corp.
952,206
0 .6
9,754
Citigroup, Inc.
1,228,029
0 .8
2,982  Citizens Financial Group,
Inc.
185,659
0 .1
4,438
CME Group, Inc.
1,213,971
0 .7
13,329
CNA Financial Corp.
560,618
0 .3
25,850
Coca-Cola Co.
2,042,408
1 .3
12,905
Colgate-Palmolive Co.
1,163,128
0 .7
14,307  Commerce Bancshares,
Inc.
747,112
0 .5
12,191  COPT Defense
Properties
390,843
0 .2
10,665
CVS Health Corp.
970,302
0 .6
4,824
Delta Air Lines, Inc.
397,884
0 .2
19,649
Devon Energy Corp.
874,184
0 .5
3,015
Digital Realty Trust, Inc.
572,850
0 .4
8,167  Dolby Laboratories, Inc.
- Class A
455,800
0 .3
156
Domino's Pizza, Inc.
48,450
0.0
9,770
Duke Energy Corp.
1,199,072
0 .7
2,171
DuPont de Nemours, Inc.
105,120
0 .1
164
Ecolab, Inc.
41,984
0.0
11,784
Edison International
824,173
0 .5
12,816
Element Solutions, Inc.
543,783
0 .3
1,407
Elevance Health, Inc.
553,218
0 .3
2,123
Emerson Electric Co.
305,330
0 .2
8,428
EOG Resources, Inc.
1,124,127
0 .7
6,690
Evergy, Inc.
548,848
0 .3
7,846
Eversource Energy
535,646
0 .3
20,977
Exelon Corp.
957,390
0 .6
509
Expedia Group, Inc.
114,927
0 .1
1,603
Flowserve Corp.
121,043
0 .1
4,098
Fortive Corp.
238,995
0 .1
9,526
Fox Corp. - Class A
608,902
0 .4
874
General Dynamics Corp.
303,121
0 .2
3,682
General Motors Co.
306,490
0 .2
27,590
Genpact Ltd.
909,090
0 .6
5,960
Globe Life, Inc.
913,310
0 .6
6,621
Hancock Whitney Corp.
451,023
0 .3
4,878  Hanover Insurance
Group, Inc.
908,284
0 .6
7,975  Hartford Financial
Services Group, Inc.
1,013,862
0 .6
1,774  Honeywell International,
Inc.
421,964
0 .3
3,000  Host Hotels & Resorts,
Inc.
68,940
0.0
3,833
Intuit, Inc.
1,270,754
0 .8
6,394  Jack Henry & Associates,
Inc.
871,630
0 .5
9,646
Johnson & Johnson
2,173,533
1 .3
23,977
KeyCorp
511,429
0 .3
36,786
Kinder Morgan, Inc.
1,143,309
0 .7

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
348
KLA Corp.
$ 668,755
0 .4
193  Lamar Advertising Co. -
Class A
29,425
0.0
1,748
Lancaster Colony Corp.
195,671
0 .1
6,653
Las Vegas Sands Corp.
336,442
0 .2
5,480
Leidos Holdings, Inc.
700,344
0 .4
649
Linde PLC
323,001
0 .2
6,121  Marsh & McLennan Cos.,
Inc.
979,176
0 .6
1,152
McKesson Corp.
855,291
0 .5
13,525
Medtronic PLC
998,280
0 .6
3,785  Meta Platforms, Inc. -
Class A
2,394,050
1 .5
10,334
MetLife, Inc.
854,518
0 .5
2,750
Micron Technology, Inc.
2,670,250
1 .6
26,335
Microsoft Corp.
11,857,070
7 .3
47
MSCI, Inc.
29,675
0.0
3,073  National Retail
Properties, Inc.
136,779
0 .1
7,921
NetApp, Inc.
1,380,551
0 .9
11,368  New York Times Co. -
Class A
854,987
0 .5
654
NewMarket Corp.
505,921
0 .3
9,769
News Corp. - Class A
254,971
0 .2
21,537
NiSource, Inc.
995,440
0 .6
2,416
Northern Trust Corp.
399,727
0 .2
4,393
NVIDIA Corp.
927,538
0 .6
3,184
OneMain Holdings, Inc.
176,107
0 .1
11,506
ONEOK, Inc.
965,814
0 .6
1,249
Paycom Software, Inc.
174,448
0 .1
13,835
PayPal Holdings, Inc.
619,116
0 .4
7,407  PBF Energy, Inc. - Class
A
301,465
0 .2
10,247
PepsiCo, Inc.
1,477,515
0 .9
55,598
Pfizer, Inc.
1,455,556
0 .9
49,752
PG&E Corp.
812,948
0 .5
2,521  Philip Morris International,
Inc.
447,175
0 .3
16,773  Portland General Electric
Co.
840,663
0 .5
3,092
Primerica, Inc.
834,747
0 .5
9,042
Procter & Gamble Co.
1,298,070
0 .8
2,060
Prologis, Inc.
295,548
0 .2
5,086
Qualcomm, Inc.
1,276,688
0 .8
2,084  Raymond James
Financial, Inc.
298,866
0 .2
9,531
Regency Centers Corp.
737,223
0 .5
727  Regeneron
Pharmaceuticals, Inc.
446,945
0 .3
2,919  RingCentral, Inc. - Class
A
126,422
0 .1
3,765
Ross Stores, Inc.
872,463
0 .5
1,215
RPM International, Inc.
128,754
0 .1
31,672  Sabra Health Care REIT,
Inc.
629,956
0 .4
5,398
Sanofi
473,183
0 .3
4,751  Simon Property Group,
Inc.
973,527
0 .6
7,726
SLM Corp.
170,899
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
12,556  SS&C Technologies
Holdings, Inc.
$ 847,781
0 .5
1,425
STERIS PLC
303,140
0 .2
9,068
Synchrony Financial
647,818
0 .4
5,549
TJX Cos., Inc.
858,708
0 .5
5,135
T-Mobile US, Inc.
962,967
0 .6
7,071  Tradeweb Markets, Inc. -
Class A
708,868
0 .4
135
Trane Technologies PLC
60,925
0.0
7,535
Travel + Leisure Co.
512,380
0 .3
19,393
Truist Financial Corp.
934,937
0 .6
1,585  Tyson Foods, Inc. - Class
A
96,717
0 .1
12,998
UGI Corp.
453,890
0 .3
8,386  UL Solutions, Inc. - Class
A
834,407
0 .5
5,373
Union Pacific Corp.
1,411,165
0 .9
11,852
Unum Group
986,442
0 .6
21,673
US Bancorp
1,188,764
0 .7
1,528
Valero Energy Corp.
374,085
0 .2
4,316
Ventas, Inc.
364,357
0 .2
11,205
Veralto Corp.
921,387
0 .6
2,983
VeriSign, Inc.
851,289
0 .5
24,882  Verizon Communications,
Inc.
1,189,608
0 .7
15,077
Viatris, Inc.
245,152
0 .2
9,387  Viper Energy, Inc. - Class
A
427,108
0 .3
1,056  Watts Water
Technologies, Inc. - Class
A
326,283
0 .2
2,721
Williams Cos., Inc.
194,252
0 .1
4,323
Zions Bancorp NA
269,971
0 .2
112,379,098
69 .0
Total Common Stock
(Cost $134,876,608)
158,746,880
97 .4
EXCHANGE-TRADED FUNDS : 0 .9%
5,283  iShares MSCI EAFE
Value ETF
415,455
0 .3
4,445  iShares Russell 1000
Value ETF
1,057,732
0 .6
1,473,187
0 .9
Total Exchange-Traded
Funds
(Cost $1,254,228)
1,473,187
0 .9
PREFERRED STOCK : 0 .1%
Germany : 0 .1%
1,988
Henkel AG & Co. KGaA
154,308
0 .1
Total Preferred Stock
(Cost $154,772)
154,308
0 .1
Total Long-Term
Investments
(Cost $136,285,608)
160,374,375
98 .4

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .6%
Mutual Funds : 0 .6%
939,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.540%
(Cost $939,000) $ 939,000 0 .6
Total Short-Term
Investments
(Cost $939,000)
$ 939,000
0 .6
Total Investments in
Securities
(Cost $137,224,608) $ 161,313,375 99 .0
Assets in Excess of
Other Liabilities 1,685,634 1 .0
Net Assets $ 162,999,009 100 .0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of May 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 23 .6%
Information Technology 14 .8
Industrials 11 .7
Health Care 10 .8
Consumer Staples 8 .2
Communication Services 6 .9
Energy 6 .8
Utilities 5 .2
Real Estate 3 .7
Consumer Discretionary 3 .0
Materials 2 .8
Exchange-Traded Funds 0 .9
Short-Term Investments 0 .6
Assets in Excess of Other Liabilities 1 .0
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 2,661,664 $ — $ 2,661,664
Canada 6,830,977 — — 6,830,977
Denmark — 1,022,722 — 1,022,722
Finland — 160,830 — 160,830
France 535,005 4,193,702 — 4,728,707
Germany — 2,185,754 — 2,185,754
Hong Kong — 1,406,694 — 1,406,694
Ireland — 420,855 — 420,855
Israel — 468,525 — 468,525
Italy — 1,783,646 — 1,783,646
Japan 1,133,577 6,443,312 — 7,576,889
Netherlands 957,408 2,015,560 — 2,972,968
New Zealand 232,221 — — 232,221
Norway 40,298 1,538,092 — 1,578,390
Puerto Rico 859,098 — — 859,098
Singapore — 886,327 — 886,327
Spain — 1,753,730 — 1,753,730
Sweden 207,717 631,526 — 839,243
Switzerland — 1,757,117 — 1,757,117
United Kingdom — 6,241,425 — 6,241,425
United States 111,905,915 473,183 — 112,379,098
Total Common Stock 122,702,216 36,044,664 — 158,746,880
Exchange-Traded Funds 1,473,187 — — 1,473,187
Preferred Stock — 154,308 — 154,308
Short-Term Investments 939,000 — — 939,000
Total Investments, at fair value $ 125,114,403 $ 36,198,972 $ — $ 161,313,375
Other Financial Instruments+
Forward Foreign Currency Contracts — 264,389 — 264,389
Total Assets $ 125,114,403 $ 36,463,361 $ — $ 161,577,764
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (123,956) $ — $ (123,956)
Written Options — (1,030,284) — (1,030,284)
Total Liabilities $ — $ (1,154,240) $ — $ (1,154,240)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At May 31, 2026, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
GBP 500,000 USD 673,001 Barclays Bank PLC 06/09/26 $ 337
USD 7,318,200 CAD 9,900,000 Citibank N.A. 06/09/26 135,058
AUD 4,600,000 USD 3,305,091 Goldman Sachs International 06/09/26 715
USD 226,973 SGD 289,536 Morgan Stanley & Co. International PLC 06/03/26 109
USD 6,159,938 GBP 4,600,000 Morgan Stanley & Co. International PLC 06/09/26 (34,770)

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Global Advantage and
Premium Opportunity Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 3,228,970 AUD 4,600,000 Morgan Stanley & Co. International PLC 06/09/26 $ (76,836)
USD 583,458 EUR 500,000 Standard Chartered Bank 06/09/26 82
USD 194,135 JPY 30,900,000 Standard Chartered Bank 06/09/26 6
USD 7,859,304 JPY 1,230,600,000 State Street Bank and Trust Co. 06/09/26 128,082
USD 217,603 CAD 300,000 State Street Bank and Trust Co. 06/09/26 (68)
USD 14,105,447 EUR 12,100,000 State Street Bank and Trust Co. 06/09/26 (12,282)
$ 140,433
At May 31, 2026, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI EAFE
ETF
BNP Paribas Call 06/26/26 USD 103.500 308,691 USD 32,350,817 $ 350,117 $ (535,284)
State Street Consumer
Staples Select SPDR
ETF
UBS AG Call 07/10/26 USD 84.980 154,384 USD 12,799,977 128,000 (139,472)
State Street Financial
Select Sector SPDR
ETF
Citibank N.A. Call 06/12/26 USD 53.220 371,726 USD 19,173,627 260,543 (52,986)
State Street Health
Care Select Sector
SPDR ETF
UBS AG Call 06/12/26 USD 148.790 51,666 USD 7,722,517 89,997 (129,181)
State Street Industrial
Select Sector SPDR
ETF
JPMorgan Chase
Bank N.A. Call 07/10/26 USD 179.620 72,200 USD 12,499,986 169,251 (173,361)
$ 997,908 $ (1,030,284)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
SGD
—
Singapore Dollar
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 28,798,968
Gross Unrealized Depreciation (4,710,201)
Net Unrealized Appreciation $ 24,088,767